Unaudited Quarterly Financial Information (in thousands, except loss per share data)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

(11)  Unaudited Quarterly Financial Information (in thousands, except lossper share data)

The following table contains selected unaudited statement of operations information for each of the quarters in 2010 and 2011. The Company believes that the following information reflects all adjustments, consisting of only normal recurring adjustments, necessary for a fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	2011	2011	2011	2011
Total revenues	$—	$—	$10	$—
Net income (loss) applicable to common stockholders	$(8,408)	$(12,328)	$482	$(12,576)
Net income (loss) per share applicable to common stockholders — basic	$(0.11)	$(0.15)	$0.01	$(0.10)
Weighted average shares used in computing basic loss per share	77,087	83,890	95,123	95,123
Net income (loss) per share applicable to common stockholders — diluted	$(0.11)	$(0.15)	$0.00	$(0.14)
Weighted average shares used in computing diluted income /(loss) per share	77,087	83,890	123,136	95,123

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	2010	2010	2010	2010
Total revenues	$—	$—	$10	$—
Net loss applicable to common stockholders	$(5,845)	$(8,727)	$(5,381)	$(7,415)
Net loss per share applicable to common stockholders — basic and diluted	$(0.10)	$(0.14)	$(0.08)	$(0.09)
Weighted average shares used in computing basic and diluted loss per share	59,928	63,853	70,413	72,028